Acquisitions - Schedule of Estimated Fair Value of Assets Acquired and Liabilities (Details)	May 31, 2021 USD ($)
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Cash	$ 76,000
Accounts payable and accrued liabilities	(56,000)
Goodwill	4,455,882
Total	6,090,000
The Simplicity Esports, LLC [Member] | Internet Domain [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	3,000
The Simplicity Esports, LLC [Member] | Trade Names and Trademarks [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	588,000
The Simplicity Esports, LLC [Member] | Non-Competes [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	1,023,118
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Cash	26,000
Property, plant and equipment	10,000
Net deferred revenue	(115,000)
Customer relationships
Accounts payable and accrued liabilities	(4,000)
Goodwill	699,000
Total	1,440,000
PLAYLive Nation, Inc [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	278,000
PLAYLive Nation, Inc [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	$ 546,000